[LOGO OF VANTAGE INVESTMENT ADVISORS]









                                                                Lincoln National
                                                     Social Awareness Fund, Inc.
                                                              Semi-Annual Report
                                                                   June 30, 2001

Lincoln National Social Awareness Fund, Inc.

Index

         Commentary

         Statement of Net Assets

         Statement of Operations

         Statements of Changes in Net Assets

         Financial Highlights

         Notes to Financial Statements

Lincoln National
Social Awareness Fund, Inc.

Managed by:

[LOGO OF VANTAGE INVESTMENT ADVISORS]

The Lincoln National Social Awareness Fund had a return of -4.3% for the first six months of 2001 while its benchmarks, the Russell 1000 Index* and S&P 500 Index** returned -7.1% and -6.7% respectively for the period.


U.S. equity markets remained volatile during the first half of 2001. In our opinion, four sources of uncertainty lay behind this - prospects of a slowing U.S. economy, corporate earnings concerns, continued high energy costs and the weak Euro. On the positive side, the Federal Reserve has cut interest rates significantly since January and the U.S. Congress has passed tax cuts that begin to take effect in July. The hope is that this combination of fiscal and monetary easing will help stimulate increased economic activity in the U.S. in the second half of the year and throughout 2002. Energy costs, too, have started to recede from their previously high levels.

The Fund outperformed its benchmark for the first half of the year, due to both good stock selection and good sector positioning in relation to the benchmark index. Stocks making a notable positive contribution to the Fund's performance relative to the benchmark included Advanced Micro Devices, Pentair Industries and Ivax. Relative performance was also helped by moderately overweighting the Fund's exposure to the communication services, finance, media and credit cyclicals sectors and underweighting exposure to the utilities sector. Stocks detracting from performance relative to the Fund's benchmark included Enron, Eli Lilly and Cigna. Relative performance was also hurt by underweighting the consumer discretionary and autos sectors.

Looking forward, we expect the current uncertainty and market volatility to continue until investors are convinced that both fiscal and monetary easing really is having a beneficial effect on the economy and the outlook for corporate earnings improves. However, we do believe that the worst of the fall in equity values may be behind us and that prospects for the fourth quarter of 2001 and 2002 as a whole are more bullish.

J. Paul Dokas

* Russell 1000 Index measures the performance of the 1000 largest companies in the Russell 3000 Index. Russell 3000 companies consist of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

** The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized unmanaged index of common stock prices.

                            Social Awareness Fund 1

Lincoln National
Social Awareness Fund, Inc.

Statement of Net Assets
June 30, 2001 (Unaudited)

Investments:
                                              Number              Market
Common Stock - 99.5%                          of Shares           Value
--------------------------------------------------------------------------------
Automobiles & Automotive Parts - 1.1%
--------------------------------------------------------------------------------
 Delphi Automotive Systems                      505,800           $  8,057,394
 Federal Signal                                 311,500              7,310,905
--------------------------------------------------------------------------------
                                                                    15,368,299
Banking & Finance - 13.9%
--------------------------------------------------------------------------------
 American Express                               264,200             10,250,960
 Bank of America                                299,900             18,002,997
 Bank One                                       173,800              6,222,040
 Citigroup                                      751,400             39,703,976
 Comerica                                       129,700              7,470,720
 Countrywide Credit Industries                   70,500              3,234,540
 Dime Bancorp                                   140,700              5,241,075
 Fannie Mae                                     274,000             23,331,100
 Household International                         75,600              5,042,520
 J.P. Morgan Chase                              326,400             14,557,440
 Mellon Financial                                87,400              4,020,400
 Merrill Lynch & Company                        164,400              9,740,700
 Morgan Stanley Dean Witter                     202,800             13,025,844
 Stilwell Financial                             166,500              5,587,740
 SunTrust Banks                                  67,300              4,359,694
 TCF Financial                                   36,200              1,676,422
 U.S. Bancorp                                   256,060              5,835,607
 Washington Mutual                              286,800             10,769,340
 Wells Fargo                                    120,400              5,590,172
--------------------------------------------------------------------------------
                                                                   193,663,287
Buildings & Materials - 1.9%
--------------------------------------------------------------------------------
+American Standard                              114,600              6,887,460
 KB Home                                        214,900              6,483,533
 Martin Marietta Materials                       92,800              4,592,672
 York International                             240,100              8,408,302
--------------------------------------------------------------------------------
                                                                    26,371,967
Business Services - 1.4%
--------------------------------------------------------------------------------
+Cendant                                        324,400              6,325,800
 Fluor                                          144,600              6,528,690
 ServiceMaster                                  565,300              6,783,600
--------------------------------------------------------------------------------
                                                                    19,638,090
Cable, Media & Publishing - 2.7%
--------------------------------------------------------------------------------
+Adelphia Communications Class A                109,700              4,497,700
+Cablevision Systems Class A                     93,500              5,469,750
+Clear Channel Communications                    72,170              4,525,059
 Dow Jones                                       38,300              2,286,893
 New York Times                                 113,500              4,767,000
+Viacom Class B                                 311,700             16,130,475
--------------------------------------------------------------------------------
                                                                    37,676,877
Chemicals - 1.5%
--------------------------------------------------------------------------------
 Avery Dennison                                 146,700              7,489,035
 Beckman Coulter                                155,000              6,324,000
 Praxair                                        161,400              7,585,800
--------------------------------------------------------------------------------
                                                                    21,398,835
Computers & Technology - 17.3%
--------------------------------------------------------------------------------
 Adobe Systems                                  138,600              6,514,200
+Advanced Micro Devices                         253,000              7,306,640
+AOL Time Warner                                554,250             29,375,250
+Applera Corp-Celera Genomics                    17,500                694,050
+Applied Materials                              218,900             10,747,990
+BMC Software                                   110,100              2,481,654
+Brocade Communications Systems                 116,100              5,107,239
+Cadence Design Systems                         170,700              3,180,141
+Cisco Systems                                  711,100             12,942,020
 Compaq Computer                                724,000             11,214,760
+Dell Computer                                  396,400             10,286,580
 Deluxe                                         169,900              4,910,110

                                              Number              Market
Computers & Technology (Cont.)                of Shares           Value
--------------------------------------------------------------------------------
+EMC                                            379,200           $ 11,015,760
+Gateway                                        172,700              2,840,915
+Gemstar-TV Guide International                  72,600              3,194,400
+i2 Technologies                                 50,800              1,005,840
+Intuit                                         174,500              6,978,255
+KLA-Tencor                                      31,400              1,835,958
 Linear Technology                               70,600              3,121,932
+Microchip Technology                           155,400              5,322,450
+Micron Technology                              258,700             10,632,570
+Microsoft                                      598,600             43,458,360
+Oracle                                         731,300             13,894,700
+Palm                                         1,085,638              6,589,823
+Peregrine Systems                              133,700              3,877,300
+Solectron                                      188,700              3,453,210
+Siebel Systems                                 108,200              5,074,580
+Sybase                                         263,000              4,326,350
+Verisign                                        50,700              3,042,507
+Veritas Software                                75,600              5,029,668
+Yahoo                                           65,400              1,307,346
--------------------------------------------------------------------------------
                                                                   240,762,558
Consumer Products - 4.3%
--------------------------------------------------------------------------------
 Avon Products                                  186,700              8,640,476
 Clorox                                         202,600              6,858,010
 Corning                                        173,100              2,892,501
 Ecolab                                         226,700              9,287,899
 Gillette                                       407,100             11,801,829
 Maytag                                         128,900              3,771,614
 Minnesota Mining & Manufacturing               104,200             11,889,220
 Tyco International                              78,630              4,285,335
--------------------------------------------------------------------------------
                                                                    59,426,884
Electronics & Electrical Equipment - 3.9%
--------------------------------------------------------------------------------
+Altera                                         129,400              3,752,600
+Arrow Electronics                              125,600              3,050,824
 Avnet                                          137,000              3,071,540
 AVX                                            178,000              3,738,000
+Broadcom Class A                                22,800                974,928
 Emerson Electric                               154,600              9,353,300
+JDS Uniphase                                   194,000              2,473,500
+National Semiconductor                         104,000              3,028,480
 PerkinElmer                                     53,000              1,459,090
+PMC - Sierra                                    48,400              1,503,788
 Symbol Technologies                            143,700              3,190,140
 Teleflex                                       144,000              6,336,000
+TriQuint Semiconductor                         262,300              5,901,750
+Vishay Intertechnology                         132,500              3,047,500
+Xilinx                                          74,500              3,072,380
--------------------------------------------------------------------------------
                                                                    53,953,820
Energy - 6.0%
--------------------------------------------------------------------------------
 Anadarko Petroleum                             127,000              6,861,810
 Apache                                         194,900              9,891,175
 Baker Hughes                                   202,400              6,780,400
+BJ Services                                    162,800              4,620,264
 Burlington Resources                            87,300              3,487,635
 Devon Energy                                    82,700              4,341,750
 Dynegy                                         144,100              6,700,650
 Enron                                          194,300              9,520,700
 EOG Resources                                  102,600              3,647,430
 Equitable Resources                            196,400              6,542,084
+Noble Drilling                                 168,200              5,508,550
+NRG Energy                                     258,200              5,701,056
 Questar                                        255,600              6,328,656
+Smith International                             70,600              4,228,940
--------------------------------------------------------------------------------
                                                                    84,161,100
Environmental Services - 0.1%
--------------------------------------------------------------------------------
+Applera Corp- Applied Biosystems                62,800              1,679,900
--------------------------------------------------------------------------------

Food, Beverage & Tobacco - 2.8%
--------------------------------------------------------------------------------
 General Mills                                  151,900              6,650,182
 Heinz (H.J.)                                    97,100              3,970,419
 Kellogg Company                                153,900              4,463,100
 PepsiCo                                        288,900             12,769,380
 Quaker Oats                                     53,900              4,918,375
 Wrigley, (Wm.) Jr.                             125,200              5,865,620
--------------------------------------------------------------------------------
                                                                    38,637,076

                            Social Awareness Fund 2

                                              Number              Market
Healthcare & Pharmaceuticals - 11.5%          of Shares           Value
--------------------------------------------------------------------------------
+Amgen                                          136,300           $  8,270,684
 Astrazeneca ADR                                 84,300              3,941,025
 Baxter International                            94,800              4,645,200
 Becton Dickinson                               101,200              3,621,948
 Bergen Brunswig Class A                        356,700              6,855,774
+Boston Scientific                              364,000              6,188,000
 Cardinal Health                                127,507              8,797,983
+Genentech                                       64,400              3,548,440
+Guidant                                        108,500              3,906,000
 HCA - The Healthcare Company                   150,600              6,805,614
+Health Management Associates Class A           242,500              5,102,200
+Healthsouth                                    342,700              5,472,919
 IMS Health                                     251,700              7,173,450
+IVAX                                           123,375              4,811,625
 Lilly (Eli)                                    477,200             35,312,800
 McKesson HBOC                                  223,900              8,311,168
+Medimmune                                       75,800              3,577,760
 Medtronic                                      137,900              6,344,779
+Millennium Pharmaceuticals                      24,300                864,594
 Mylan Laboratories                              68,200              1,918,466
 Novartis ADR                                   115,400              4,171,710
+Oxford Health Plans                            140,200              4,009,720
+PacifiCare Health Systems                      273,800              4,462,940
+Protein Design Labs                             15,500              1,344,780
+Tenet Healthcare                                85,500              4,410,945
+Wellpoint Health Networks                       68,300              6,436,592
--------------------------------------------------------------------------------
                                                                   160,307,116
Industrial Machinery - 1.0%
--------------------------------------------------------------------------------
 Ingersoll-Rand                                 161,500              6,653,800
 Pentair                                        204,600              6,915,480
--------------------------------------------------------------------------------
                                                                    13,569,280
Insurance - 6.1%
--------------------------------------------------------------------------------
 Allstate                                       277,400             12,202,826
 American International Group                   139,850             12,027,100
 Cigna                                           86,200              8,259,684
 Fidelity National Financial                    199,600              4,904,172
 Hartford Financial Services                     32,900              2,250,360
 Jefferson-Pilot                                 37,500              1,812,000
 John Hancock Financial Services                 70,400              2,834,304
 Manulife Financial                              80,100              2,235,591
 Metropolitan Life Insurance                     80,900              2,506,282
 MGIC Investment                                 92,600              6,726,464
 Mony Group                                      57,400              2,303,462
 Nationwide Financial Services Class A           81,700              3,566,205
 PMI Group                                       87,200              6,248,752
 RenaissanceRe Holdings                          41,400              3,067,740
 St. Paul                                       106,100              5,378,209
 Torchmark                                       60,000              2,412,600
 UnumProvident                                  187,700              6,028,924
--------------------------------------------------------------------------------
                                                                    84,764,675
Leisure, Lodging & Entertainment - 2.0%
--------------------------------------------------------------------------------
 Callaway Golf                                  229,200              3,621,360
+Metro-Goldwyn-Mayer                            181,300              4,106,445
+Tricon Global Restaurants                      110,300              4,842,170
 Walt Disney                                    528,600             15,271,254
--------------------------------------------------------------------------------
                                                                    27,841,229
Packaging & Containers - 0.4%
--------------------------------------------------------------------------------
+Sealed Air                                     145,200              5,408,700
--------------------------------------------------------------------------------

Paper & Forest Products - 0.6%
--------------------------------------------------------------------------------
 Boise Cascade                                  241,200              8,483,004
--------------------------------------------------------------------------------

Real Estate - 2.3%
--------------------------------------------------------------------------------
 AMB Property                                   129,800              3,343,648
 AvalonBay Communities                           81,400              3,805,450
 Duke-Weeks Realty                              129,300              3,213,105
 Equity Office Properties Trust                 229,400              7,255,922
 Equity Residential Properties                   60,700              3,432,585
 Kimco Realty                                    72,600              3,437,610
 ProLogis Trust                                 175,600              3,989,632
 Simon Property Group                           139,100              4,168,827
--------------------------------------------------------------------------------
                                                                    32,646,779

                                              Number              Market
Retail - 6.1%                                 of Shares           Value
--------------------------------------------------------------------------------
 CVS Corporation                                201,100           $  7,762,460
+Federated Department Stores                    171,800              7,301,500
 Home Depot                                     397,800             18,517,590
+Kroger                                         393,500              9,837,500
 May Department Stores                          130,100              4,457,226
 Nordstrom                                      237,100              4,398,205
 Ross Stores                                    149,300              3,575,735
+Safeway                                        185,000              8,880,000
+Saks                                           316,200              3,035,520
 Sears, Roebuck                                 203,700              8,618,547
 Target                                          66,500              2,300,900
 Tupperware Corporation                         250,400              5,866,872
--------------------------------------------------------------------------------
                                                                    84,552,055
Telecommunications - 8.8%
--------------------------------------------------------------------------------
 ALLTEL                                         152,900              9,366,654
 BellSouth                                      399,700             16,095,919
+Comcast Special Class A                        279,000             12,108,600
+Crown Castle                                   395,000              6,478,000
+Nextel Communications                          481,600              8,428,000
 Nokia ADR                                      245,300              5,406,412
+QUALCOMM                                       209,400             12,245,712
 SBC Communications                             586,500             23,495,190
 Scientific-Atlanta                              78,400              3,183,040
 Sprint                                         408,000              8,714,880
+Sprint PCS                                     261,500              6,315,225
+Worldcom                                       746,200             10,596,040
 Worldcom - MCI Group                            29,848                480,553
--------------------------------------------------------------------------------
                                                                   122,914,225
Textiles, Apparel & Furniture - 1.7%
--------------------------------------------------------------------------------
 Herman Miller                                  167,500              4,053,500
 Hillenbrand Industries                         144,400              8,246,684
 Newell Rubbermaid                              188,100              4,721,310
 Nike                                           177,600              7,457,424
--------------------------------------------------------------------------------
                                                                    24,478,918
Transportation & Shipping - 2.1%
--------------------------------------------------------------------------------
 Brunswick                                      214,200              5,147,226
 Delta Air Lines                                143,000              6,303,440
+FedEx                                          219,000              8,803,800
 Tidewater                                      161,100              6,073,470
 UAL                                            100,600              3,536,090
--------------------------------------------------------------------------------
                                                                    29,864,026
Total Common Stock
(Cost $1,310,198,692)                                            1,387,568,700
--------------------------------------------------------------------------------
                                              Par
Money Market Instruments - 0.6%               Amount
--------------------------------------------------------------------------------
CIT Group Holdings
4.1314% 7/2/01                              $8,500,000               8,500,000
--------------------------------------------------------------------------------

Total Money Market Instruments
(Cost $8,500,000)                                                    8,500,000
--------------------------------------------------------------------------------

Total Investments - 100.1%
(Cost $1,318,698,692)                                            1,396,068,700
--------------------------------------------------------------------------------
Liabilities Net of Receivables and Other Assets - (0.1%)            (1,973,914)
--------------------------------------------------------------------------------

Net Assets: 100.0%
(Equivalent to $27.481 per share
based on 50,729,572 shares
issued and outstanding)                                         $1,394,094,786
--------------------------------------------------------------------------------

                            Social Awareness Fund 3

Components of Net Assets at June 30, 2001:
Common Stock, par value $0.01 per share,
100,000,000 authorized shares                                   $      507,296
Paid in capital in excess of par value of shares issued          1,298,725,810
Undistributed net investment income                                  5,565,483
Accumulated net realized gain on investments                        11,926,189
Net unrealized appreciation of investments                          77,370,008
--------------------------------------------------------------------------------

Total Net Assets                                                $1,394,094,786
--------------------------------------------------------------------------------

+ Non-income producing security for the period ended June 30, 2001.

ADR - American Depositary Receipt


See accompanying notes to financial statements.


                            Social Awareness Fund 4

Lincoln National Social Awareness Fund, Inc.

Statement of Operations
Six months ended June 30, 2001 (Unaudited)

Investment income:
 Dividends                                                 $  7,312,603
-------------------------------------------------------------------------------
 Interest                                                        88,980
-------------------------------------------------------------------------------
  Total investment income                                     7,401,583
-------------------------------------------------------------------------------

Expenses:
 Management fees                                              2,401,944
-------------------------------------------------------------------------------
 Accounting fees                                                260,116
-------------------------------------------------------------------------------
 Printing and postage                                            39,125
-------------------------------------------------------------------------------
 Custody fees                                                    30,144
-------------------------------------------------------------------------------
 Professional fees                                               28,595
-------------------------------------------------------------------------------
 Directors fees                                                   2,100
-------------------------------------------------------------------------------
 Other                                                           85,896
-------------------------------------------------------------------------------
                                                              2,847,920
-------------------------------------------------------------------------------
 Less expenses paid indirectly                                   (7,227)
-------------------------------------------------------------------------------
  Total expenses                                              2,840,693
-------------------------------------------------------------------------------
Net investment income                                         4,560,890
-------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
  Net realized gain on investment transactions                6,038,654
-------------------------------------------------------------------------------
  Net change in unrealized
  appreciation/depreciation of investments                  (76,168,146)
-------------------------------------------------------------------------------
Net realized and unrealized loss on investments             (70,129,492)
-------------------------------------------------------------------------------
Net decrease in net assets resulting from operations       $(65,568,602)
-------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                       Six months
                                                       ended
                                                       6/30/01             Year ended
                                                       (Unaudited)         12/31/00
                                                       ------------------------------------
Changes from operations:
 Net investment income                                 $     4,560,890     $    11,005,575
-------------------------------------------------------------------------------------------
 Net realized gain on investment transactions                6,038,654         344,706,152
-------------------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation
  of investments                                           (76,168,146)       (498,185,465)
-------------------------------------------------------------------------------------------
Net decrease in net assets
resulting from operations                                  (65,568,602)       (142,473,738)
-------------------------------------------------------------------------------------------

Distributions to shareholders from:
Net investment income                                               --         (11,415,548)
-------------------------------------------------------------------------------------------
 Net realized gain on investment transactions             (338,348,979)       (138,910,178)
-------------------------------------------------------------------------------------------
  Total distributions to shareholders                     (338,348,979)       (150,325,726)
-------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from capital share transactions                  287,736,499        (143,103,269)
-------------------------------------------------------------------------------------------

 Total decrease in net assets                             (116,181,082)       (435,902,733)
-------------------------------------------------------------------------------------------

Net Assets, beginning of period                          1,510,275,868       1,946,178,601
-------------------------------------------------------------------------------------------
Net Assets, end of period                              $ 1,394,094,786     $ 1,510,275,868
-------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                            Social Awareness Fund 5

Lincoln National Social Awareness Fund, Inc.

Financial Highlights
(Selected data for each capital share outstanding throughout the period)

                                              Six months
                                              ended
                                              6/30/2001 2,3   Year ended December 31,
                                              (Unaudited)     2000 2        1999 2        1998 2        1997          1996
                                              ---------------------------------------------------------------------------------
Net asset value, beginning of period            $   37.208    $   44.292    $   40.283    $   35.657    $   27.316    $ 22.590

Income (loss) from investment operations:
   Net investment income                             0.108         0.267         0.319         0.367         0.364       0.389
   Net realized and unrealized gain (loss)
      on investments and futures contracts          (1.206)       (3.549)        5.649         6.414         9.447       5.748
                                              ---------------------------------------------------------------------------------
   Total from investment operations                 (1.098)       (3.282)        5.968         6.781         9.811       6.137
                                              ---------------------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income                 --        (0.282)       (0.296)       (0.672)           --      (0.389)
   Distributions from net realized gain on
       investment transactions                      (8.629)       (3.520)       (1.663)       (1.483)       (1.470)     (1.022)
                                              ---------------------------------------------------------------------------------
   Total dividends and distributions                (8.629)       (3.802)       (1.959)       (2.155)       (1.470)     (1.411)
                                              ---------------------------------------------------------------------------------
Net asset value, end of period                  $   27.481    $   37.208    $   44.292    $   40.283    $   35.657    $ 27.316
                                              ---------------------------------------------------------------------------------

Total Return 1                                       (4.32%)       (8.32%)       15.44%        19.89%        37.53%      28.94%

Ratios and supplemental data:
   Ratio of expenses to average net assets            0.40%         0.38%         0.38%         0.38%         0.41%       0.46%
   Ratio of net investment income
       to average net assets                          0.65%         0.64%         0.79%         1.10%         1.37%       1.58%
   Portfolio Turnover                                   59%           76%           24%           38%           35%         46%
   Net assets, end of period (000 omitted)      $1,394,095    $1,510,276    $1,946,179    $1,868,231    $1,255,494    $636,595

1 Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance in the letter at the front of this booklet (those percentages are based upon the change in unit value).
2 The average shares outstanding method has been applied for per share information.
3    Ratios have been annualized and total return has not been annualized.

See accompanying notes to financial statements.

                            Social Awareness Fund 6

Lincoln National Social Awareness Fund, Inc.

Notes to Financial Statements
June 30, 2001 (Unaudited)

The Fund: Lincoln National Social Awareness Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and The Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation. The Fund invests in stocks of established companies, which adhere to certain specific social criteria.

1. Significant Accounting Policies

Investment Valuation: All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the period ended June 30, 2001, the custodial fees offset arrangements amounted to $7,227.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Management Fees and Other Transactions With Affiliates

As of January 1, 2001, Vantage Investment Advisers replaced Lincoln Investment Management Company as the advisor. Vantage Investment Advisers (the "Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee which is calculated daily at the rate of 0.48% of the first $200 million net assets of the Fund, 0.40% of the next $200 million and 0.30% of the net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the period ended June 30, 2001.

Certain officers and directors of the Fund are also officers or directors of the Company and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

                            Social Awareness Fund 7

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the period ended June 30, 2001 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at June 30, 2001 are as follows:

     Aggregate      Aggregate      Gross          Gross            Net
     Cost of        Proceeds       Unrealized     Unrealized       Unrealized
     Purchases      From Sales     Appreciation   Depreciation     Appreciation
     --------------------------------------------------------------------------
     $416,168,048   $458,609,140   $287,083,342   $(209,713,334)   $77,370,008

4. Summary of Changes From Capital Share Transactions

                                             Shares Issued Upon                                      Net Increase (Decrease)
                     Capital                 Reinvestment of            Capital Shares               Resulting From Capital
                     Shares Sold             Dividends                  Redeemed                     Share Transactions
                     -----------------------------------------------------------------------------------------------------------
                     Shares     Amount       Shares      Amount         Shares       Amount          Shares       Amount
                     -----------------------------------------------------------------------------------------------------------
Six months ended
 June 30, 2001
 (Unaudited):          345,919  $11,492,443  11,584,914  $338,348,979   (1,791,732)  $ (62,104,923)   10,139,101  $ 287,736,499

Year ended
 December 31, 2000:  1,991,395   81,962,741   3,586,774   150,325,726   (8,927,646)   (375,391,736)   (3,349,477)  (143,103,269)

5. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.




                            Social Awareness Fund 8